UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06221

                                                     ---------

		           Brandywine Blue Fund, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)

				3711 Kennett Pike
			   Greenville, Delaware 19807
                              --------------------
              (Address of principal executive offices) (Zip code)


			       William F. D'Alonzo
				3711 Kennett Pike
			      Greenville, DE  19807
                               ------------------
                    (Name and address of agent for service)

                                 (302) 656-3017
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: JUNE 30, 2007
                          -------------



Item 1. Schedule of Investments.



			      Brandywine Blue Fund
			     Schedule of Investments
			         June 30, 2007
		           	  (Unaudited)


Shares or Principal Amount                                        Value
-----------------------------------------------------------------------------
Common Stocks-96.1% (A)

CONSUMER DISCRETIONARY
        Broadcasting & Cable TV-4.0%
  3,913,650    Comcast Corp.*                                   $110,051,838


        Computer & Electronics Retail-1.0%
    660,400    GameStop Corp.*                                    25,821,640


        Consumer Electronics-1.2%
    427,400    Garmin Ltd.                                        31,614,778


        Tires & Rubber-0.1%
     98,800    Goodyear Tire & Rubber Co.*                         3,434,288

							    ----------------
	 Total Consumer Discretionary		     	         170,922,544


CONSUMER STAPLES
        Drug Retail-4.1%
  3,086,000    CVS Caremark Corp.                                112,484,700

							    ----------------
	 Total Consumer Staples				         112,484,700


ENERGY
        Coal & Consumable Fuels-1.7%
    909,000    Cameco Corp.                                       46,122,660


        Oil & Gas Equipment & Services-3.0%
  1,146,000    Cameron International Corp.*                       81,904,620

							    ----------------
	 Total Energy					         128,027,280


FINANCIALS
        Asset Management & Custody Banks-0.6%
    619,300    Invesco PLC - SP-ADR                               16,008,905

							    ----------------
	 Total Financials				          16,008,905


HEALTH CARE
        Biotechnology-5.0%
  1,081,200    Genzyme Corp.*                                     69,629,280

  1,697,000    Gilead Sciences, Inc.*                             65,792,690


        Health Care Distributors-2.4%
  1,104,100    McKesson Corp.                                     65,848,524


        Life Sciences Tools & Services-5.2%
  2,090,900    Thermo Fisher Scientific, Inc.*                   108,141,348

    535,900    Waters Corp.*                                      31,811,024


        Pharmaceuticals-5.9%
  1,650,500    Abbott Laboratories                                88,384,275

  1,720,300    Teva Pharmaceutical Industries Ltd. SP-ADR         70,962,375

						      	    ----------------
	 Total Health Care				         500,569,516


INDUSTRIALS
        Aerospace & Defense-7.2%
    351,400    Goodrich Corp.                                     20,929,384

    718,300    Precision Castparts Corp.                          87,172,888

  1,247,500    Rockwell Collins, Inc.                             88,123,400


        Construction & Engineering-2.6%
    623,800    Fluor Corp.                                        69,472,606


        Construction & Farm Machinery & Heavy Trucks-2.8%
    633,400    Deere & Co.                                        76,476,716


        Heavy Electrical Equipment-0.1%
     81,000    ABB Ltd. SP-ADR                                     1,830,600


        Industrial Conglomerates-3.1%
    574,700    3M Co.                                             49,878,213

    888,900    General Electric Co.                               34,027,092


        Industrial Machinery-2.4%
  1,288,400    Dover Corp.                                        65,901,660

							    ----------------
	 Total Industrials				         493,812,559


INFORMATION TECHNOLOGY
        Application Software-3.3%
  1,460,200    Adobe Systems Inc.*                                58,627,030

    643,100    Autodesk, Inc.*                                    30,277,148


       Communications Equipment-6.8%
  4,120,700    Cisco Systems Inc.*                               114,761,495

  2,792,900    Corning Inc.*                                      71,358,595


        Computer Hardware-7.2%
  1,029,700    Apple, Inc.*                                      125,664,588

  1,588,100    Hewlett-Packard Co.                                70,861,022


        Data Processing & Outsourced Services-2.6%
  1,308,400    Fidelity National Information Services, Inc.       71,019,952


        IT Consulting & Other Services-1.0%
    612,300    Accenture Ltd.                                     26,261,547


        Internet Software & Services-0.8%
    675,900    VeriSign, Inc.*                                    21,446,307


        Semiconductor Equipment-0.9%
    417,200    MEMC Electronic Materials, Inc.*                   25,499,264


        Semiconductors-2.8%
  1,825,200    NVIDIA Corp.*                                      75,399,012


        Systems Software-3.9%
  5,430,800    Oracle Corp.*                                     107,041,068

						   	    ----------------
	 Total Information Technology		     	         798,217,028



MATERIALS
        Commodity Chemicals-4.1%
  2,997,700    Lyondell Chemical Co.                             111,274,624


        Fertilizers & Agricultural Chemicals-1.7%
  1,189,200    The Mosaic Co.*                                    46,402,584


        Steel-3.1%
  1,745,200    Tenaris S.A.- ADR                                  85,444,992

							    ----------------
	 Total Materials				         243,122,200


TELECOMMUNICATION SERVICES
        Integrated Telecommunication Services-1.3%
    848,100    AT&T Inc.                                          35,196,150


        Wireless Telecommunication Services-4.2%
  1,235,500    Crown Castle International Corp.*                  44,811,585

    846,900    NII Holdings Inc.*                                 68,378,706

						   	    ----------------
	 Total Telecommunication Services		         148,386,441

                                                            ----------------
        Total common stocks
          (Cost $2,259,059,413)                                2,611,551,173

Short-Term Investments-7.3% (A)

        Commercial Paper-7.2 %
$50,000,000    Citigroup Funding Inc., due 07/02/07,
  		 discount of 5.40%                                49,992,500

 22,500,000    New Center Asset Trust, due 07/02/07,
                 discount of 5.36%                                22,496,650

 50,000,000    Countrywide Financial Corp., due 07/03/07 -
                 07/06/07, discount of 5.36%                      49,973,945

 25,000,000    Walt Disney Corp, due 07/03/07,
                 discount of 5.39%                                24,992,514

 50,000,000    Kraft Foods Inc., due 07/05/07 -
                 07/09/07, discount of 5.36%                      49,955,333
                                                           -----------------
          Total commercial paper
    	    (Cost $197,410,942)                                  197,410,942


        Variable Rate Demand Note-0.1%
  2,134,452    U.S. Bank, N.A., 5.07%                              2,134,452
                                                           -----------------
 	   Total variable rate demand note
	     (Cost $2,134,452)                                     2,134,452
                                                           -----------------
           Total short-term investments
             (Cost $199,545,394)                                 199,545,394
                                                           -----------------


           Total investments - 103.4%
             (Cost $2,458,604,807)			      2,811,096,567


           Liabilities, less cash and
             receivables (3.4%) (A)                            	(93,036,382)
                                                          -----------------
           TOTAL NET ASSETS - 100.0%                         $2,718,060,185
                                                          =================


         * Non-dividend paying security.
  	(A) Percentages for the various classifications relate to net assets. ADR-American Depositary Receipts

As of June 30, 2007, investment cost for federal tax purposes was $2,458,759,027 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation          $367,062,873

Aggregate gross unrealized depreciation           (14,725,333)

						-------------
Net unrealized appreciation                      $352,337,540



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.





			   Brandywine Advisors Fund
			    Schedule of Investments
				June 30, 2007
				 (Unaudited)


Shares or Principal Amount                                         Value
----------------------------------------------------------------------------

Common Stocks-96.7% (A)

CONSUMER DISCRETIONARY
        Apparel Retail-4.5%
    110,900    Coldwater Creek Inc.*                              $2,576,207

    344,800    Urban Outfitters, Inc.*                             8,285,544


        Apparel, Accessories, & Luxury Goods-3.8%
     79,900    Fossil, Inc.*                                       2,356,251

     81,700    Phillips-Van Heusen Corp.                           4,948,569

     43,700    Under Armour, Inc.*                                 1,994,905


        Computer & Electronics Retail-0.9%
     56,600    GameStop Corp.*                                     2,213,060


        Department Stores-2.4%
    272,500    Saks, Inc.                                          5,817,875


        Internet Retail-1.5%
     53,600    Priceline.com Inc.*                                 3,684,464


        Specialty Stores-1.6%
     75,200    Tractor Supply Co.*                                 3,914,160


        Tires & Rubber-0.2%
     17,000    Goodyear Tire & Rubber Co.*                           590,920

							    ----------------
	 Total Consumer Discretionary			          36,381,955


CONSUMER STAPLES
        Personal Products-0.8%
     59,600     Bare Escentuals, Inc.*                             2,035,340

							    ----------------
	 Total Consumer Staples				           2,035,340


ENERGY
        Oil & Gas Equipment & Services-3.5%
     91,500    Cameron International Corp.*                        6,539,505

     39,600    Oceaneering International, Inc.*                    2,084,544


        Oil & Gas Exploration & Production-2.8%
    115,700    Cabot Oil & Gas Corp.                               4,267,016

    162,700    Petrohawk Energy Corp.*                             2,580,422

							    ----------------
	 Total Energy					          15,471,487


FINANCIALS
        Asset Management & Custody Banks-0.7%
     61,100    Invesco PLC - SP-ADR                                1,579,435


        Investment Banking & Brokerage-0.5%
     17,400    Greenhill & Co., Inc.                               1,195,554


        Multi-line Insurance-2.4%
    175,400    HCC Insurance Holdings, Inc.                        5,860,114

							    ----------------
	 Total Financials				           8,635,103


HEALTH CARE
        Health Care Equipment-1.5%
     59,300    Gen-Probe Inc.*                                     3,582,906


        Life Sciences Tools & Services-5.8%
     66,200    Covance Inc.*                                       4,538,672

    128,600    Thermo Fisher Scientific, Inc.*                     6,651,192

     48,800    Waters Corp.*                                       2,896,768

							    ----------------
	 Total Health Care				          17,669,538


INDUSTRIALS
        Aerospace & Defense-13.3%
     34,000    AerCap Holdings N.V.*                               1,088,000

    115,900    BE Aerospace, Inc.*                                 4,786,670

    115,000    Goodrich Corp.                                      6,849,400

     58,000    Precision Castparts Corp.                           7,038,880

    117,100    Rockwell Collins, Inc.                              8,271,944

    124,100    Spirit Aerosystems Holdings Inc.*                   4,473,805


        Airlines-2.4%
     87,200    Copa Holdings SA                                    5,863,328


        Construction & Engineering-5.4%
    100,700    Chicago Bridge & Iron Co. N.V. NYS                  3,800,418

     39,600    Fluor Corp.                                         4,410,252

    104,000    URS Corp.*                                          5,049,200


        Diversified Commercial & Professional Services-0.4%
     45,000    RSC Holdings, Inc.*                                   900,000


        Electrical Components & Equipment-1.2%
     77,700    Suntech Power Holdings Co., Ltd. ADR*               2,833,719


        Environmental & Facilities Services-1.8%
    143,100    Republic Services, Inc.                             4,384,584


        Human Resources & Employment Services-1.4%
     69,700    Watson Wyatt Worldwide Inc.                         3,518,456


        Industrial Conglomerates-4.7%
    138,350    McDermott International, Inc.*                     11,499,652


        Industrial Machinery-3.1%
     94,000    Dover Corp.                                         4,808,100

     54,900    Harsco Corp.                                        2,854,800


        Trading Company & Distributors-0.6%
     23,000    WESCO International, Inc.*                          1,390,350

							    ----------------
	 Total Industrials				          83,821,558


INFORMATION TECHNOLOGY
        Application Software-2.1%
     72,300    Autodesk, Inc.*                                     3,403,884

    100,600    Nuance Communications, Inc.*                        1,683,038


        Communications Equipment-6.0%
    205,200    Harris Corp.                                       11,193,660

     99,500    Polycom, Inc.*                                      3,343,200


        Data Processing & Outsourced Services-2.8%
    126,400    Fidelity National Information Services, Inc.        6,860,992


        Home Entertainment Software-1.0%
    129,200    Activision, Inc.*                                   2,412,164


        IT Consulting & Other Services-1.0%
    215,400    CGI Group Inc.*                                     2,416,788


        Internet Software & Services-0.8%
     60,400    VeriSign, Inc.*                                     1,916,492


        Semiconductor Equipment-1.5%
      6,100    Teradyne, Inc.*                                       107,238

     90,300    Varian Semiconductor Equipment Associates, Inc.*    3,617,418


        Semiconductors-3.2%
    189,900    NVIDIA Corp.*                                       7,844,769

							    ----------------
	 Total Information Technology		                  44,799,643


MATERIALS
        Commodity Chemicals-4.2%
    275,600    Lyondell Chemical Co.                              10,230,272


        Industrial Gases-1.7%
     85,200    Airgas, Inc.                                        4,081,080


        Metal & Glass Containers-0.5%
     34,000    AptarGroup, Inc.                                    1,209,040

							    ----------------
	 Total Materials				          15,520,392


TELECOMMUNICATION SERVICES
        Wireless Telecommunication Services-4.7%
    140,500    Crown Castle International Corp.*                   5,095,935

     33,700    NII Holdings Inc.*                                  2,720,938

    106,600    SBA Communications Corp.*                           3,580,694

	  						   -----------------
	 Total Telecommunication Services			  11,397,567

                                                           -----------------
          Total common stocks
            (Cost $192,476,569)                                  235,732,583


Short-Term Investments-7.8% (A)

        Commercial Paper-7.4%
$10,000,000    Citigroup Funding Inc., due 07/02/07,
 		       discount of 5.40%                           9,998,500

  8,000,000    New Center Asset Trust, due 07/02/07,
		       discount of 5.36%                           7,998,809
                                                           -----------------
         Total commercial paper
           (Cost $17,997,309)                                     17,997,309


        Variable Rate Demand Note-0.4%
  1,003,134    Wisconsin Corporate Central Credit Union, 4.99%     1,003,134
                                                           -----------------
	 Total variable rate demand note
	   (Cost $1,003,134)				           1,003,134

	 Total short-term investments
   	   (Cost $19,000,443)                                     19,000,443
                                                           -----------------


         Total investments - 104.5%
	   (Cost $211,477,012)                                   254,733,026

         Liabilities, less cash and
           receivables (4.5%) (A)                                (10,878,431)
                                                           -----------------
         TOTAL NET ASSETS - 100.0%                              $243,854,595

	  *Non-dividend paying security.
         (A) Percentages for the various classifications relate to net assets. ADR-American Depositary Receipts
	  N.V.-Netherlands Antillies Limited Liability Corp.
	  NYS-New York Registered Shares


As of June 30, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. The tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation       $44,367,393

Aggregate gross unrealized depreciation        (1,111,379)

					-----------------
Net unrealized appreciation                   $43,256,014

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.




Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.






SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Blue Fund, Inc.
                   -------------------

     By (Signature and Title)   /s/ William F. D'Alonzo
                                ---------------------------
                                William F. D'Alonzo, President

     Date  8/15/07
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ William F. D'Alonzo
                                   ---------------------------
                                    William F. D'Alonzo, President

     Date  8/15/07
           --------------

     By (Signature and Title)      /s/ Christopher G. Long
                                   ------------------------
 			       	    Christopher G. Long, Treasurer

     Date   8/20/07
           --------------